Related Party Balances and Transactions - Schedule of Remuneration to Senior Management (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Remuneration to Senior Management [Abstract]
Salaries and other short term employee benefits	$ 163,997	$ 125,714
Payments to defined contribution pension schemes	2,310	3,453
Share-based payment	880,000
Total	$ 1,046,197	$ 129,167